SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of reserves within equity [abstract]
Schedule of authorized to issue of preferred shares

The Company is authorized to issue the following preferred shares:

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Schedule of Profit Loss per share

Profit (loss) per share

	Year ended November 30,
	2020	2019	2018
	$	$	$
Basic and diluted loss per share attributable to the Company from continuing operations (Note 29)	(0.68)	(1.77)	(3.16)
Basic and diluted loss per share attributable to the Company (Note 29)	(0.82)	(1.78)	(3.14)
Basic and diluted loss per share attributable to the non-controlling interest	(0.23)	(0.01)	0.02
Weighted average number of common shares outstanding	7,845,300	4,255,297	2,397,117

Schedule of weighted average assumptions by Black-Scholes option-pricing model

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the stock options granted:

	2020	2019	2018
Risk-free interest rate	0.47%	1.82%	2.09%
Dividend yield	Nil	Nil	Nil
Expected life (years)	5.0	5.0	0.94
Volatility	103%	92%	127%
Weighted average fair value per option	$1.79	$2.46	$2.08

Schedule of stock option transactions

Stock option transactions are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
		$
Balance, November 30, 2017	220,000	3.75
Cancelled – Plan of Arrangement	(220,000)	3.75
Granted	117,000	17.24 (US$13.30)
Balance, November 30, 2018	117,000	17.24 (US$13.30)
Granted	461,500	3.31 (US$2.55)
Cancelled	(117,000)	17.24 (US$13.30)
Balance, November 30, 2019	461,500	3.39 (US$2.55)
Granted	550,000	3.31 (US$2.55)
Exercised	(53,505)	3.31 (US$2.55)

Balance, November 30, 2020	957,995	3.31 (US$2.55)

Schedule of summary of the share options outstanding and exercisable

A summary of the share options outstanding and exercisable at November 30, 2020 is as follows:

Number of Stock Options	Exercise Price	Expiry Date
$
407,995	3.31 (US$2.55)	February 28, 2024
25,000	3.31 (US$2.55)	January 8, 2025
25,000	3.31 (US$2.55)	February 13, 2025
25,000	3.31 (US$2.55)	March 10, 2025
25,000	3.33 (US$2.57)	April 13, 2025
450,000	3.31 (US$2.55)	July 23, 2025
957,995

Schedule of weighted average assumptions used in the Black-Scholes option-pricing model for the valuation of the agents' warrants granted

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the warrants granted:

	2020	2019	2018
Risk-free interest rate	0.48%	-	2.30%
Dividend yield	Nil	-	Nil
Expected life (years)	5.0	-	2
Volatility	103%	-	105%
Weighted average fair value per warrant	$1.59	-	$3.10

Schedule of agents' warrant transactions

Agents’ warrant transactions are summarized as follows:

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2017	4,574	1.25
Issued	8,000	5.19 (US$4.00)
Exercised	(1,837)	1.25
Balance, November 30, 2018	10,737	4.35
Cancelled	(2,737)	1.25
Balance, November 30, 2019	8,000	5.32 (US$4.00)
Issued	213,333	2.44 (US$1.88)
Cancelled	(8,000)	5.19 (US$4.00)

Balance, November 30, 2020	213,333	2.44 (US$1.88)

Schedule of agents' warrants outstanding and exercisable	A summary of the agents’ warrants outstanding and exercisable at November 30, 2020 is as follows:
Number of Agent’s Warrants	Exercise Price	Expiry Date
$
213,333	2.44 (US$1.88)	June 4, 2025
213,333

Schedule of share purchase warrant transactions

Share purchase warrant transactions are summarized as follows:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2017	320,946	4.36
Granted	800,000	6.65
Granted on anti-dilution clause	72,800	3.24 (USD$2.50)
Exercised	(51,148)	3.01
Balance, November 30, 2018	1,142,598	6.05
Issued	1,000,167	2.33 (US$1.75)
Exercised	(158,291)	2.33 (US$1.75)
Balance, November 30, 2019	1,984,474	1.92 (US$1.81)
Issued	2,482,601	2.18 (US$1.68)
Exercised	(1,433,366)	1.80 (US$1.39)
Balance, November 30, 2020	3,033,709	2.15 (US$1.66)

Schedule of share purchase warrants outstanding and exercisable for warrants

A summary of the share purchase warrants outstanding and exercisable at November 30, 2020 is as follows:

Number of Share Purchase Warrants	Exercise Price	Expiry Date
$
800,000	1.56 (US$1.20)	October 15, 2021
876,167	2.27 (US$1.75)	February 26, 2021
24,208	1.56 (US$1.20)	April 6, 2022
1,333,334	2.44 (US$1.88)	June 9, 2025
3,033,709

Schedule of Restricted share units

The fair value of the RSUs was measured using the value on the grant date of US$1.47 per common share.

Number of RSUs

Balance, November 30, 2017, 2018, and 2019	-
Granted	1,000,001
Vested	(250,001)

Balance, November 30, 2020	750,000

Schedule of weighted average assumptions by Black-Scholes option-pricing model for the valuation of the derivative liability

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2020, 2019 and 2018:

	2020	2019	2018
Risk-free interest rate	-	1.70%	2.16%
Dividend yield	-	Nil	Nil
Expected life (years)	-	0.75	1.75
Volatility	-	106%	114%
Probability of exercise	-	75%	20%

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2020, 2019, and 2018:

	2020	2019	2018
Risk-free interest rate	-	-	2.08%
Dividend yield	-	-	Nil
Expected life (years)	-	-	2.25
Volatility	-	-	102%

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the initial valuation and the valuation of the derivative liability as at November 30, 2020:

2020
Risk-free interest rate	0.15%
Dividend yield	Nil
Expected life (years)	0.33
Volatility	94%
Discount rate	20%
Weighted average fair value per warrant	0.36